Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 30, 2019	$ 24,380	$ 2,520		$ (33,091)	$ (6,191)
Balance, shares at Apr. 30, 2019	24,380,000
Shares issued for conversion of convertible debt	$ 369	182,476			182,845
Shares issued for conversion of convertible debt, shares	369,354
Share-based compensation		3,741,746			3,741,746
Contribution of Slinger Bag Limited			(2)	(967,678)	(967,680)
Shares issuable related to note payable		1,492,188			1,492,188
Distribution to shareholder		(332,239)			(332,239)
Forgiveness of net liabilities owed to former majority shareholder		15,289			15,289
Warrants issued with note payable		112,990			112,990
Foreign currency translation			(5,034)		(5,034)
Net loss				(9,227,744)	(9,227,744)
Ending balance, value at Apr. 30, 2020	$ 24,749	5,214,970	(5,036)	(10,228,513)	(4,993,830)
Balance, shares at Apr. 30, 2020	24,749,354
Shares issued related to note payable	$ 1,217	(1,217)
Shares issued related to note payable, shares	1,216,560
Shares issued in connection with services	$ 244	65,582			65,826
Shares issued in connection with services, shares	243,800
Foreign currency translation			(1,393)		(1,393)
Net loss				(1,374,026)	(1,374,026)
Ending balance, value at Jul. 31, 2020	$ 26,210	5,279,335	(6,429)	(11,602,539)	(6,303,423)
Balance, shares at Jul. 31, 2020	26,209,714
Beginning balance, value at Apr. 30, 2020	$ 24,749	5,214,970	(5,036)	(10,228,513)	(4,993,830)
Balance, shares at Apr. 30, 2020	24,749,354
Net loss					(3,898,152)
Ending balance, value at Oct. 31, 2020	$ 26,610	7,705,020	(7,973)	(14,126,665)	(6,403,008)
Balance, shares at Oct. 31, 2020	26,609,714
Beginning balance, value at Apr. 30, 2020	$ 24,749	5,214,970	(5,036)	(10,228,513)	(4,993,830)
Balance, shares at Apr. 30, 2020	24,749,354
Shares issued related to note payable	$ 1,217	(1,217)
Shares issued related to note payable, shares	1,216,560
Shares issued in connection with conversion of notes payable	$ 772	1,749,232			1,750,004
Shares issued in connection with conversion of note payable, shares	772,332
Shares issued in connection with services	$ 570	849,559			850,129
Shares issued in connection with services, shares	569,582
Shares issued for conversion of convertible debt	$ 300	238,149			238,449
Shares issued for conversion of convertible debt, shares	300,000
Warrants issued related to notes payable - related party		2,157,818			2,157,818
Share-based compensation		70,997			70,997
Forgiveness of net liabilities owed to former majority shareholder
Shares issued in connection with purchase of trademark	$ 35	35,316			35,351
Shares issued in connection with purchase of trademark, shares	35,000
Warrants issued in connection with purchase of trademark		50,232			50,232
Foreign currency translation			(15,134)		(15,134)
Net loss				(18,594,760)	(18,594,760)
Ending balance, value at Apr. 30, 2021	$ 27,643	10,365,056	(20,170)	(28,823,273)	(18,450,744)
Balance, shares at Apr. 30, 2021	27,642,828
Beginning balance, value at Jul. 31, 2020	$ 26,210	5,279,335	(6,429)	(11,602,539)	(6,303,423)
Balance, shares at Jul. 31, 2020	26,209,714
Shares issued in connection with services	$ 100	117,919			118,019
Shares issued in connection with services, shares	100,000
Shares issued for conversion of convertible debt	$ 300	238,149			238,449
Shares issued for conversion of convertible debt, shares	300,000
Warrants issued related to notes payable - related party		2,069,617			2,069,617
Foreign currency translation			(1,544)		(1,544)
Net loss				(2,524,126)	(2,524,126)
Ending balance, value at Oct. 31, 2020	$ 26,610	7,705,020	(7,973)	(14,126,665)	(6,403,008)
Balance, shares at Oct. 31, 2020	26,609,714
Beginning balance, value at Apr. 30, 2021	$ 27,643	10,365,056	(20,170)	(28,823,273)	(18,450,744)
Balance, shares at Apr. 30, 2021	27,642,828
Shares issued in connection with conversion of notes payable	$ 1,637	6,218,366			6,220,003
Shares issued in connection with conversion of note payable, shares	1,636,843
Shares issued in connection with acquisition	$ 540	3,549,460			3,550,000
Shares issued in connection with acquisition, shares	540,000
Shares issued in connection with services	$ 110	618,444			618,554
Shares issued in connection with services, shares	109,687
Share-based compensation	$ 50	187,753			187,803
Share-based compensation, shares	50,215
Foreign currency translation			(13,028)		(13,028)
Net loss				(3,435,312)	(3,435,312)
Ending balance, value at Jul. 31, 2021	$ 29,980	20,939,079	(33,198)	(32,258,585)	(11,322,724)
Balance, shares at Jul. 31, 2021	29,979,573
Beginning balance, value at Apr. 30, 2021	$ 27,643	10,365,056	(20,170)	(28,823,273)	(18,450,744)
Balance, shares at Apr. 30, 2021	27,642,828
Net loss					(42,260,669)
Ending balance, value at Oct. 31, 2021	$ 41,870	62,871,881	(12,346)	(71,083,942)	(8,182,537)
Balance, shares at Oct. 31, 2021	41,869,622
Beginning balance, value at Jul. 31, 2021	$ 29,980	20,939,079	(33,198)	(32,258,585)	(11,322,724)
Balance, shares at Jul. 31, 2021	29,979,573
Shares issued for conversion of warrants	$ 4,950	(2,200)			2,750
Shares issued for conversion of warrants, shares	4,950,000
Shares issued for conversion of common shares issuable	$ 6,921				6,921
Shares issued for conversion of common shares issuable, shares	6,921,299
Elimination of related party derivative liabilities		8,754,538			8,754,538
Shares issued in connection with services	$ 19	799,155			799,174
Shares issued in connection with services, shares	18,750
Share-based compensation		32,381,309			32,381,309
Foreign currency translation			20,852		20,852
Net loss				(38,825,357)	(38,825,357)
Ending balance, value at Oct. 31, 2021	$ 41,870	$ 62,871,881	$ (12,346)	$ (71,083,942)	$ (8,182,537)
Balance, shares at Oct. 31, 2021	41,869,622